Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 02, 2023
Entity Registrant Name	Neuberger Berman ETF Trust
Entity Central Index Key	0001506001
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 02, 2023
Document Effective Date	Aug. 03, 2023
Prospectus Date	Aug. 03, 2023
Neuberger Berman China Equity ETF | Neuberger Berman China Equity ETF
Prospectus:
Trading Symbol	NBCE
Neuberger Berman Global Real Estate ETF | Neuberger Berman Global Real Estate ETF
Prospectus:
Trading Symbol	NBGR